GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 749,977	$ 704,153	$ 742,099	$ 1,245,997
Marketable securities	20,604	165,695
Accounts receivable, net	229,830	177,030
Other current assets	156,339	112,255
Property and equipment, net	270,512	259,588
Goodwill	1,616,154	1,358,524	989,493
Intangible assets, net	482,904	378,107
Other non-current assets	118,230	80,761
TOTAL ASSETS	3,805,828	3,409,865
Accounts payable, trade	98,314	64,398
Long-term debt, net of current maturities	580,000	95,844
Income taxes payable	479,945	450,533
Other long-term liabilities	31,830	16,601
Redeemable noncontrolling interests	58,126	50,349
IAC shareholders' equity	1,655,728	1,905,049
Noncontrolling interests	51,907	55,091
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,805,828	3,409,865
IAC
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	499,255	545,222	0	1,822
Marketable securities	20,604	165,695
Accounts receivable, net	43	16
Other current assets	58,441	22,936
Property and equipment, net	4,116	897
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	12,913,747	12,565,249
Other non-current assets	320,586	384,683
TOTAL ASSETS	13,816,792	13,684,698
Accounts payable, trade	4,366	4,244
Other Liabilities, Current	74,230	44,458
Long-term debt, net of current maturities	500,000	15,844
Income taxes payable	440,110	431,091
Intercompany liabilities	11,138,983	11,281,079
Other long-term liabilities	3,375	2,933
IAC shareholders' equity	1,655,728	1,905,049
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	13,816,792	13,684,698
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	142,627	110,405
Other current assets	54,568	50,470
Intercompany receivables	500,566	1,133,800
Property and equipment, net	179,582	175,453
Goodwill	1,162,721	838,307
Intangible assets, net	327,031	235,048
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	611,869	689,308
Other non-current assets	16,509	15,903
TOTAL ASSETS	2,995,473	3,248,694
Accounts payable, trade	64,888	36,717
Other Liabilities, Current	214,224	244,199
Long-term debt, net of current maturities	80,000	80,000
Income taxes payable	25,428	14,337
Other long-term liabilities	84,473	92,012
Redeemable noncontrolling interests	1,388	1,593
IAC shareholders' equity	2,525,072	2,779,836
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,995,473	3,248,694
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	250,722	158,931	742,099	1,244,175
Accounts receivable, net	87,160	66,609
Other current assets	44,367	33,863
Intercompany receivables	10,638,417	10,147,279
Property and equipment, net	86,814	83,238
Goodwill	453,433	520,217
Intangible assets, net	155,873	143,059
Other non-current assets	109,912	61,954
TOTAL ASSETS	11,826,698	11,215,150
Accounts payable, trade	29,060	23,437
Other Liabilities, Current	239,773	183,100
Income taxes payable	14,407	5,105
Other long-term liabilities	434,269	424,940
Redeemable noncontrolling interests	56,738	48,756
IAC shareholders' equity	11,000,544	10,474,721
Noncontrolling interests	51,907	55,091
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	11,826,698	11,215,150
Total Eliminations
Condensed Financial Statements, Captions [Line Items]
Other current assets	(1,037)	4,986
Intercompany receivables	(11,138,983)	(11,281,079)
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(13,525,616)	(13,254,557)
Other non-current assets	(167,499)	(208,027)
TOTAL ASSETS	(24,833,135)	(24,738,677)
Other Liabilities, Current	(1,652)	(1,970)
Intercompany liabilities	(11,138,983)	(11,281,079)
Other long-term liabilities	(166,884)	(201,071)
IAC shareholders' equity	(13,525,616)	(13,254,557)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	(24,833,135)	(24,738,677)
Consolidated Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	749,977	704,153	742,099	1,245,997
Marketable securities	20,604	165,695
Accounts receivable, net	229,830	177,030
Other current assets	156,339	112,255
Property and equipment, net	270,512	259,588
Goodwill	1,616,154	1,358,524
Intangible assets, net	482,904	378,107
Other non-current assets	279,508	254,513
TOTAL ASSETS	3,805,828	3,409,865
Accounts payable, trade	98,314	64,398
Other Liabilities, Current	526,575	469,787
Long-term debt, net of current maturities	580,000	95,844
Income taxes payable	479,945	450,533
Other long-term liabilities	355,233	318,814
Redeemable noncontrolling interests	58,126	50,349
IAC shareholders' equity	1,655,728	1,905,049
Noncontrolling interests	51,907	55,091
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,805,828	$ 3,409,865